Cash Dividend (Details) ¥ in Thousands			12 Months Ended
	Oct. 23, 2017 $ / shares	Dec. 21, 2015 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash Dividend
Cash dividends declared (Per share) | $ / shares	$ 0.16	$ 0.17
Cash dividends recorded as a reduction against retained earnings			¥ 295,661	¥ 276,261
Cash dividends recorded as a receivable in other current assets			¥ 10,682